Finance Lease Receivable	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Finance Lease Receivable
NOTE 11. FINANCE LEASES RECEIVABLE
The Company entered into finance lease arrangements for certain of its rental assets. The terms of the leases entered into range from three to 10 years.
During the fourth quarter of 2021, the Company entered into an agreement to extend an existing contract. The new arrangement has been determined to be accounted for as a finance lease. Enerflex, as a manufacturer lessor, recognizes selling profit or loss on a finance lease at the commencement date. Revenue from contracts that have been classified as finance leases for newly built equipment is recorded as Engineered Systems revenue. Revenue from contracts that have been classified as finance leases related to existing or pre-owned
equipment, is recorded as Energy Infrastructure revenue. Upon commencement of the new lease, the Company recognizes revenue, based on the fair value of the underlying assets, and cost of goods sold, determined to be the net book value of those assets, in the consolidated statements of earnings. The finance lease interest portion will be recognized in the Energy Infrastructure product line over the lease term. In addition, the Company recognizes a finance lease receivable equal to the revenue recognized and derecognized the net book value of the underlying assets from rental equipment.
The value of the finance lease receivable is comprised of the following:

	Minimum lease payments		Present value of minimum lease payments
December 31,	2021	2020	2021	2020
Less than one year	$16,420	$3,047	$15,248	$2,928
Between one and five years	64,739	42,129	49,546	34,020
Later than five years	62,827	45,445	38,564	27,326

	$143,986	$90,621	$103,358	$64,274
Less: unearned finance income	(40,628)	(26,347)	—	—

	$103,358	$64,274	$103,358	$64,274

December 31,	2021	2020
Balance, January 1	$64,274	$900
Additions	40,154	64,270
Interest income	5,417	80
Billings and payments	(6,597)	(639)
Currency translation effects	110	(337)

	$103,358	$64,274

The average interest rates implicit in the leases are fixed at the contract date for the entire lease term. At December 31, 2021 the average interest rate was 8.0 percent per annum (December 31, 2020 – 7.5 percent
). The finance lease receivables at the end of reporting period are neither past due nor impaired.